Restricted cash (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current	$ 126,595	$ 0
Restricted cash	0	126,595
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current	$ 126,595
Restricted cash		$ 126,595